Financial risk management and fair values - Currency risk - Sensitivity analysis (Details) - Currency risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 2,127	¥ 2,311
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (2,127)	¥ (2,311)
Euros
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 544	¥ 1,089
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (544)	¥ (1,089)
Great British Pound
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 226	¥ (1)
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (226)	¥ 1
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 186	¥ 561
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (186)	¥ (561)
Singapore Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 60	¥ 12
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (60)	¥ (12)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 37	¥ 31
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (37)	¥ (31)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 64	¥ 10
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (64)	¥ (10)